Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000223440 | GNMA8193584
Holdings [Line Items]
Percent of Total Investments	3.60%
C000223440 | U.S. Treasury Bonds8193444
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223440 | Southwest Airlines8193395
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223440 | Edison International8193360
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223440 | GNMA8193479
Holdings [Line Items]
Percent of Total Investments	2.40%
C000223440 | FNMA8193326
Holdings [Line Items]
Percent of Total Investments	2.40%
C000223440 | FHLMC Multifamily Structured Pass-Through Certificates8193260
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223440 | FHLMC8193528
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223440 | GNMA8193581
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223440 | FHLMC8193264
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223440 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000223440 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000223440 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223440 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223440 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223440 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223440 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223440 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223440 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223440 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223440 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223440 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223440 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223440 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223440 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000223440 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000223439 | GNMA8193584
Holdings [Line Items]
Percent of Total Investments	3.60%
C000223439 | U.S. Treasury Bonds8193444
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223439 | Southwest Airlines8193395
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223439 | Edison International8193360
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223439 | GNMA8193479
Holdings [Line Items]
Percent of Total Investments	2.40%
C000223439 | FNMA8193326
Holdings [Line Items]
Percent of Total Investments	2.40%
C000223439 | FHLMC Multifamily Structured Pass-Through Certificates8193260
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223439 | FHLMC8193528
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223439 | GNMA8193581
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223439 | FHLMC8193264
Holdings [Line Items]
Percent of Total Investments	2.20%
C000223439 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000223439 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000223439 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223439 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223439 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223439 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223439 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223439 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223439 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223439 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223439 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223439 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223439 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223439 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000223439 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000223439 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000223441 | Bollore SA8193464
Holdings [Line Items]
Percent of Total Investments	7.60%
C000223441 | Cie de L'Odet8193467
Holdings [Line Items]
Percent of Total Investments	7.10%
C000223441 | Burford Capital8193356
Holdings [Line Items]
Percent of Total Investments	5.60%
C000223441 | International Workplace Group8193480
Holdings [Line Items]
Percent of Total Investments	4.80%
C000223441 | U.S. Treasury Notes8193325
Holdings [Line Items]
Percent of Total Investments	4.60%
C000223441 | PrairieSky Royalty Ltd.8193458
Holdings [Line Items]
Percent of Total Investments	4.40%
C000223441 | Nintendo Co, Ltd.8193495
Holdings [Line Items]
Percent of Total Investments	4.20%
C000223441 | Vivendi SA8193474
Holdings [Line Items]
Percent of Total Investments	4.00%
C000223441 | Suncor Energy8193406
Holdings [Line Items]
Percent of Total Investments	4.00%
C000223441 | Lagardere8193471
Holdings [Line Items]
Percent of Total Investments	3.40%
C000223441 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223441 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223441 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223441 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000223441 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223441 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223441 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223441 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000223441 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223441 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000223441 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223441 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223441 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000223441 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223441 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223441 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223442 | Bollore SA8193464
Holdings [Line Items]
Percent of Total Investments	7.60%
C000223442 | Cie de L'Odet8193467
Holdings [Line Items]
Percent of Total Investments	7.10%
C000223442 | Burford Capital8193356
Holdings [Line Items]
Percent of Total Investments	5.60%
C000223442 | International Workplace Group8193480
Holdings [Line Items]
Percent of Total Investments	4.80%
C000223442 | U.S. Treasury Notes8193325
Holdings [Line Items]
Percent of Total Investments	4.60%
C000223442 | PrairieSky Royalty Ltd.8193458
Holdings [Line Items]
Percent of Total Investments	4.40%
C000223442 | Nintendo Co, Ltd.8193495
Holdings [Line Items]
Percent of Total Investments	4.20%
C000223442 | Vivendi SA8193474
Holdings [Line Items]
Percent of Total Investments	4.00%
C000223442 | Suncor Energy8193406
Holdings [Line Items]
Percent of Total Investments	4.00%
C000223442 | Lagardere8193471
Holdings [Line Items]
Percent of Total Investments	3.40%
C000223442 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223442 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223442 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223442 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000223442 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223442 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223442 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223442 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000223442 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223442 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000223442 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223442 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223442 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000223442 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223442 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223442 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%